January 5, 2011

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention:                      Office of Filings, Information & Consumer Services

Re:   Henderson Global Funds (the “Trust”)
         (File Nos. 333-62270 and 811-10399)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that (i) the Prospectus dated December 31, 2010 for Class A, Class C and Class I shares of the Henderson Emerging Markets Opportunities Fund, (ii) the Statement of Additional Information dated December 31, 2010 for Class A, Class C and Class I shares of the Henderson Emerging Markets Opportunities Fund, (iii) the Prospectus dated December 31, 2010 for Class A and Class C shares of the Henderson International All Cap Equity Fund (formerly the Henderson International Equity Fund), and (iv) the Statement of Additional Information dated December 31, 2010 for Class A and Class C shares of the Henderson International All Cap Equity Fund (formerly the Henderson International Equity Fund) do not differ from those contained in Post-Effective Amendment No. 44 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (Amendment No. 46 under the Investment Company Act of 1940, as amended).  The Amendment was filed electronically on December 30, 2010 (Accession No. 0000891804-10-006271).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

cc:           C. Yarbrough